BANK BORROWINGS (Schedule of Bank Borrowings) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
BANK BORROWINGS [Abstract]
Short-term bank borrowings	$ 271,760,735	$ 356,793,246
Current portion of long-term borrowings	185,365,999	20,412,210
Long-term bank borrowings	76,709,560	272,348,001
Total	$ 533,836,294	$ 649,553,457